Information on market risk and fair value of financial assets and liabilities (telecom activities) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis of net financial debt

	Exposure in currency units (1)						Sensitivity analysis
(in millions of currency units)	EUR	USD	GBP	PLN	CHF	Total	10% gain in	10% loss in
						translated	euro	euro
Orange SA	—	1	(17)	1	(5)	(24)	2	(3)
Orange Polska	(146)	(7)	—	—	—	(151)	14	(17)
Total (euros)	(146)	(5)	(20)	0	(5)	(176)

(1)	Excluding FX hedge of subordinated notes denominated in pounds sterling.

Schedule of sensitivity analysis of financial position due to change in foreign currency exchange risk

	Contribution to consolidated net assets											Sensitivity analysis
	EUR	USD	GBP		PLN		EGP	JOD	MAD	Other	Total	10%	10%
(in millions of euros)										currencies		gain in	loss in
												euro	euro
Net assets excluding net debt (a) (2)	49,817	58	(478)	(1)	3,203		1,059	558	963	4,451	59,630	(892)	1,090
Net debt by currency including derivatives (b) (3)	(23,451)	215	564	(4)	(815)		(155)	(92)	(401)	(135)	(24,269)	74	(91)
Net assets by currency (a) + (b)	26,366	274	86		2,388	(5)	904	465	562	4,316	35,361	(818)	999

(1)	Negative net asset correspond mainly to subordinated notes in pounds sterling.
(2)	Excluding components of net financial debt.
(3)	Net financial debt as defined and used by Orange does not take into account Mobile Financial Services activities, for which this concept is not relevant (see Note 13.3).
(4)	Of which economic hedge of subordinated notes denominated in pounds sterling for 426 million pounds sterling (i.e. 507 million euros).
(5)	Share of net assets attributable to owners of the parent company in zlotys amounts to 1,210 million euros.

Schedule of sensitivity analysis of financial income statement due to change in foreign currency exchange risk

(in millions of euros)	Contribution to consolidated financial income statement
	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total	10% gain	10% loss
								currencies		in euro	in euro

Revenue	31,501	1,035	284	2,578	949	389	634	5,153	42,522	(1,002)	1,225
EBITDAaL	9,354	206	39	653	285	156	162	1,712	12,566	(292)	357
Operating income	584	152	21	497	97	70	17	1,085	2,521	(176)	215

Schedule of undiscounted future cash flows for each financial liability shown on the statement of financial position

(in millions of euros)	Note	December 31,	2022		2023	2024	2025	2026	2027 and	Other
		2021							beyond	items (1)
TDIRA	13.4	636	3		—	—	—	—	—	633
Bonds	13.5	29,010	994		1,445	1,985	2,385	1,609	20,765	(172)
Bank loans and from development organizations and multilateral lending institutions	13.6	3,206	406		1,105	251	735	355	354	(1)
Debt relating to financed assets	13.3	245	74		81	64	24	2	—	—
Cash collateral received	13.3	389	389		—	—	—	—	—	—
NEU commercial papers(2)	13.3	1,457	1,457		—	—	—	—	—	—
Bank overdrafts	13.3	342	342		—	—	—	—	—	—
Other financial liabilities	13.3	64	43		2	1	1	1	16	—
Derivatives (liabilities)	13.3	285	116		61	—	11	—	99	—
Derivatives (assets)	13.3	(689)	(3)		(19)	(22)	(31)	(6)	(491)	—
Other Comprehensive Income related to unmatured hedging instruments	13.3	(192)	—		—	—	—	—	—	—
Gross financial debt after derivatives		34,751	3,821		2,675	2,280	3,125	1,960	20,742	459
Trade payables		11,163	9,793		239	113	110	486	421	—
Total financial liabilities (including derivatives assets)		45,914	13,614	(3)	2,913	2,394	3,235	2,447	21,163	459
Future interests on financial liabilities(4)		—	1,628		843	792	734	829	4,896	—

(1)	Undated items: TDIRA notional. Non-cash items: amortized cost on bonds and bank loans, and discounting effect on long term trade payables.
(2)	Negotiable European Commercial Papers (formerly called "commercial papers").
(3)	Amounts presented for 2022 correspond to notional and accrued interests for 461 million euros.
(4)	Mainly future interests on bonds for 9,199 million euros, on bank loans for 151 million euros and on derivatives instruments for (1,279) million euros.

Schedule of credit rating

	Standard	Moody’s	Fitch
	& Poor’s		Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Stable	Stable
Short-term debt	A2	P2	F2

Schedule of effect of mechanisms to offset exposure to credit risk and counterparty risk

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Collateralised Derivatives (net) (a)	408	(520)	144
Fair value of collateralised derivatives assets	690	283	570
Fair value of collateralised derivatives liabilities	(282)	(803)	(426)
Amount of cash collateral paid/(received) (b)	(362)	611	(138)
Amount of cash collateral paid	27	642	123
Amount of cash collateral received	(389)	(31)	(261)
Residual exposure to counterparty risk (a) + (b) (1)	46	91	7
Non collateralised Derivatives (net)	(3)	10	(6)
Fair value of non collateralised derivatives assets	—	11	3
Fair value of non collateralised derivatives liabilities	(3)	(1)	(10)

(1)	The residual exposure to counterparty risk is mainly due to a time difference between the valuation of derivatives at the closing date and the date on which the cash collateral exchanges were made.

Schedule of sensitivity analysis of cash collateral deposits to change in market rates and exchange rates

(in millions of euros)	Rate decrease of 1%	Rate increase of 1%
Change of fair value of derivatives	(1,221)	1,224
	Rate decrease of 1%	Rate increase of 1%
Amount of cash collateral received (paid)	1,221	(1,224)

The effects of a 10% increase or decrease in the euro exchange rate on the fair value of derivatives hedging foreign exchange risk would be as follows:

(in millions of euros)	10% loss in euro	10% gain in euro
Change of fair value of derivatives	1,405	(1,149)
	10% loss in euro	10% gain in euro
Amount of cash collateral received (paid)	(1,405)	1,149

Schedule of fair value of financial assets and liabilities	31.5 billion euros at December 31, 2021, for a book value of 24.3 billion euros.

			December 31, 2019
(in millions of euros)	Note	Classification	Book	Estimated	Level 1
		under IFRS 9	value	fair value	and cash	Level 2	Level 3
Trade receivables		AC	5,343	5,343	—	5,343	—
Financial assets	13.7		6,001	6,002	79	5,725	198
Equity securities		FVOCI	277	277	79	—	198
Equity securities		FVR	133	134	—	134	—
Investments at fair value		FVR	4,696	4,696	—	4,696	—
Cash collateral paid		FVR	123	123	—	123	—
Financial assets at amortized cost		AC	772	772	—	772	—
Cash and Cash equivalents	13.3		6,112	6,112	6,112	—	—
Cash		AC	2,462	2,462	2,462	—	—
Cash equivalents		FVR	3,651	3,651	3,651	—	—
Trade payables		AC	(10,246)	(10,246)	—	(10,246)	—
Financial liabilities	13.3		(37,076)	(42,455)	(34,554)	(7,837)	(64)
Financial debts		AC	(37,007)	(42,386)	(34,554)	(7,811)	(21)
Bonds at fair value		FVR	(26)	(26)	—	(26)	—
Other		FVR	(43)	(43)	—	—	(43)
Derivatives (net amount)	13.8		138	138	—	138	—

Schedule of analysis of change in level 3 market value of financial assets and liabilities

(in millions of euros)	Equity securities	Financial
		liabilities at fair
		value through
		profit or loss, excluding
		derivatives
Level 3 fair values at December 31, 2020	247	(14)
Gains (losses) taken to profit or loss	—	4
Gains (losses) taken to other comprehensive income	52	—
Acquisition (sale) of securities	80	—
Other	(1)	—
Level 3 fair values at December 31, 2021	377	(9)

The market value of the net financial debt carried by Orange was estimated at 30.1 billion euros at December 31, 2020, for a book value of 23.5 billion euros.

(in millions of euros)			December 31, 2020
	Note	Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9	value	fair value	and cash
Trade receivables		AC	5,645	5,645	—	5,645	—
Financial assets	13.7		4,803	4,803	185	4,372	247
Equity securities		FVOCI	431	431	185	—	247
Equity securities		FVR	141	141	—	141	—
Investments at fair value		FVR	3,206	3,206	—	3,206	—
Cash collateral paid		FVR	642	642	—	642	—
Financial assets at amortized cost		AC	382	382	—	382	—
Cash and Cash equivalents	13.3		7,891	7,891	7,891	—	—
Cash		AC	2,751	2,751	2,751	—	—
Cash equivalents		FVR	5,140	5,140	5,140	—	—
Trade payables		AC	(11,051)	(11,051)	—	(11,051)	—
Financial liabilities	13.3		(35,260)	(41,884)	(34,708)	(7,162)	(14)
Financial debts		AC	(35,247)	(41,870)	(34,708)	(7,162)	—
Bonds at fair value		FVR	—	—	—	—	—
Other		FVR	(14)	(14)	—	—	(14)
Derivatives (net amount)	13.8		(510)	(510)	—	(510)	—